Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Accounts Receivable
Accounts receivable consist of the following:

As of December 31	2016	2017
(in millions)	EUR	EUR

Accounts receivable, gross	702.4	1,776.9
Allowance for doubtful receivables	(2.2)	(4.6)
Accounts receivable, net	700.2	1,772.3

Allowance for Doubtful Receivables
Movements of the allowance for doubtful receivables are as follows:

Year ended December 31	2016	2017
(in millions)	EUR	EUR

Balance at beginning of year	(5.6)	(2.2)
Addition for the year [1]	(3.2)	(7.8)
Effect of changes in exchange rates	—	0.1
Utilization of the provision	6.6	5.3
Balance at end of year	(2.2)	(4.6)

1.	The addition for the year is recorded in cost of sales.